Earnings per ordinary share - Summary of earnings (loss) per ordinary shares (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Basic earnings per share attributable to ordinary shareholders of Rio Tinto	$ 9,769	$ 8,010	$ 13,638
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto	$ 9,769	$ 8,010	$ 13,638
Basic earnings per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares (in shares)	1,617.4	1,630.1	1,719.3
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares (in shares)	1,628.6	1,642.1	1,731.7
Basic earnings per share (in usd per share)	$ 6.040	$ 4.914	$ 7.932
Diluted earnings per share (in usd per share)	$ 5.998	$ 4.878	$ 7.876